8. Investments in Equity Securities: Schedule of Continuity (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Continuity

Fair value hierarchy level	Level 1	Level 3	Level 2
Investments Measured at FVTPL	Harborside Inc. Common Shares $	Harborside Inc. Warrants $	Lighthouse Strategies, LLC $	Total $

Balance, July 31, 2018 and 2017	-	-	-	-
Addition	3,571,614	536,697	6,574,000	10,682,311
Disposal	(2,984,461)	-	-	(2,984,461)
Unrealized loss on changes in fair value	-	(451,970)	(4,921,062)	(5,373,032)
Realized loss on changes in fair value	(583,898)	-	-	(583,898)
Foreign exchange	(3,255)	(2,666)	31,954	26,033
Balance, July 31, 2019	-	82,061	1,684,892	1,776,953